Goodwill and Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The composition of goodwill and intangible assets at June 30, 2014 and December 31, 2013 consisted of the following:

June 30, 2014	Gross Balance	Accumulated Amortization	Net Value	Useful Life
Trademarks	$5,900	$5,247	$653	5 years
Loss reserve discount	12,451	11,906	545	7 years
Agent relationships	31,926	7,560	24,366	11 - 17 years
Affinity partners	800	326	474	11 years
Operating lease	3,508	3,317	191	4.6 years
Non-compete	2,500	2,167	333	5 years
State licenses	58,015	—	58,015	indefinite life
Goodwill	96,631	—	96,631	indefinite life
Total	$211,731	$30,523	$181,208

December 31, 2013	Gross Balance	Accumulated Amortization	Net Value	Useful Life
Trademarks	$5,900	$4,757	$1,143	5 years
Loss reserve discount	12,451	11,672	779	7 years
Agent relationships	31,850	3,591	28,259	11 - 17 years
Affinity partners	800	289	511	11 years
Operating lease	3,508	2,934	574	4.6 years
Non-compete	2,500	1,917	583	5 years
State licenses	54,715	—	54,715	indefinite life
Goodwill	70,351	—	70,351	indefinite life
Total	$182,075	$25,160	$156,915

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated aggregate amortization expense for each of the next five years is:

Year ending
2014	$1,810
2015	3,259
2016	2,915
2017	2,655
2018 and thereafter	15,923
$26,562